U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment [  ]: Amendment Number
	This Amendment (check only one):	[  ]  is a restatement.
							[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		FBL Investment Management Services, Inc.
Address:	5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:	28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jennifer Morgan
Title:	Director Investment Compliance and Asst. Secretary
Phone:	(515) 226-6708

Signature, Place and Date of Signing:

/s/Jennifer Morgan     		West Des Moines, IA	02/14/13
Signature				City, State			Date

Report Type (check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in the report.
[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]	13F COMBINATIONS REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:		None

FORM 13F
SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	63
Form 13F Information Table Value Total:	$317,558

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

Item 6:Inv Discretion
             Item 1:              Item 2:  Item 3:  Item 4:   Item 5:  (a)Sole (b)Share(c)ShareItem 7:Item 8:
                                   Title             Total                     as def.  Other         Voting Auth (Shares)
          Name of Issuer          of Class  Cusip   Mktvalue  Shares           Instr.V          Mgrs  (a)Sole(b)Share(c)None
BANK OF AMERICA                   PFD     060505831    1,495     60,000   x                              x
COBANK                            PFD     19075Q805    5,208     50,000   x                              x
DIAMOND HILL SMALL CAP FD - I     MF      25264S858    1,281     50,829   x                              x
ENTERGY ARKANSAS                  PFD     29364D761      994     40,000   x                              x
ENTERGY MISSISSIPPI INC           PFD     29364N850    1,200     50,000   x                              x
FEDERATED CAP APPRECIAT-IS        COM     314172396    1,821     94,065   x                              x
FEDERATED BOND FUND               COM     31420F509    1,221    126,778   x                              x
FEDERATED TOTAL RETURN BD-IS      COM     31428Q101      415     36,339   x                              x
FRANKLIN GROWTH FUND              MF      353496839    2,067     40,799   x                              x
T ROWE PRICE INST LARGE CAP       MF      45775L200    3,535    248,934   x                              x
INTERSTATE P&L CO                 PFD     461070872    4,584    178,700   x                              x
ISHARES                           MF      464287101    1,864     28,810   x                              x
ISHARES                           MF      464287200   12,302     85,945   x                              x
ISHARES                           COM     464287226      289      2,605   x                              x
ISHARES                           MF      464287242      524      4,330   x                              x
ISHARES                           MF      464287465    6,325    111,235   x                              x
ISHARES                           MF      464287564    2,138     27,220   x                              x
ISHARES                           MF      464287598    9,878    135,650   x                              x
ISHARES                           MF      464287614    2,905     44,355   x                              x
ISHARES                           MF      464287630    9,497    125,775   x                              x
ISHARES                           MF      464287648    7,796     81,800   x                              x
ISHARES                           MF      464288588      614      5,682   x                              x
ISHARES                           MF      464288869    1,013     19,355   x                              x
JP MORGAN CHASE & CO              PFD     46625HHA1    1,133      1,000   x                              x
JPMORGAN US TREAS PL  MMK-AG      MF      4812C2$12   73,720 73,719,873   x                              x
JPMORGAN US TREAS PL  MMK-AG      MF      4812C2$J9   46,314 46,313,651   x                              x
M&T BANK CORP                     PFD     55261F708    5,063      5,000   x                              x
MERIDIAN GROWTH FUND INC          MF      589619105    2,952     75,319   x                              x
METLIFE INC                       PFD     59156R504    1,508     60,000   x                              x
NORTHERN INSTL                    MF      665278$PW       76     76,179   x                              x
NORTHERN INSTL                    MF      665278107    5,641  5,640,616   x                              x
PNC FINANCIAL SERVICES            PFD     693475857    6,380    230,000   x                              x
PNC FINANCIAL SERVICES            PFD     693475AJ4    4,579      4,500   x                              x
POWERSHARES                       MF      73935S105    1,288     46,359   x                              x
T ROWE PRICE GROWTH STOCK FUND    MF      741479109    2,306     61,046   x                              x
PRINCIPAL FINANCIAL GROUP         PFD     74251V201    5,865     60,000   x                              x
PRINCIPAL FINANCIAL GROUP         PFD     74251V300    5,174    200,000   x                              x
REINSURANCE GROUP OF AMERICA      PFD     759351703    5,422    200,000   x                              x
STANDARD AND POORS 500 INDEX      COM     78462F103    4,720     33,145   x                              x
SPDR                              MF      78463X863      896     21,666   x                              x
SPDR                              MF      78463X871      672     23,618   x                              x
SPDR BARCLAYS HIGH YIELD          MF      78464A417    4,112    101,000   x                              x
SOUTHERN CALIFORNIA EDISON        PFD     842400749      502      5,000   x                              x
SOUTHERN CALIFORNIA EDISON        PFD     842400756    1,227     12,186   x                              x
U S BANCORP                       PFD     902973817    7,770    280,000   x                              x
U S BANCORP                       PFD     902973833    5,155    180,000   x                              x
U S BANCORP                       PFD     902973866    1,732      2,000   x                              x
VANGUARD MEGA CAP                 MF      921910816    6,572    118,500   x                              x
VANGUARD                          MF      921943858    1,172     33,273   x                              x
VANGUARD WINDSOR II               MF      922018304    2,423     46,486   x                              x
VANGUARD GNMA FUND                MF      922031794      213     19,536   x                              x
VANGUARD INDEX FUNDS MSCI EMER    MF      922042841    1,871     50,865   x                              x
VANGUARD INDEX FUNDS MSCI EMER    MF      922042858    7,377    165,665   x                              x
VANGUARD                          MF      92206C409    6,996     87,100   x                              x
VANGUARD                          MF      92206C870    1,609     18,350   x                              x
VANGUARD                          MF      922908512    1,229     20,904   x                              x
VANGUARD                          MF      922908538    1,156     16,853   x                              x
VANGUARD                          MF      922908553    1,368     20,797   x                              x
VANGUARD                          MF      922908595    1,159     13,020   x                              x
VANGUARD                          MF      922908611    1,166     16,047   x                              x
VANGUARD                          MF      922908736    6,656     93,516   x                              x
VANGUARD                          MF      922908744    2,468     41,971   x                              x
WACHOVIA PFD FUNDING              PFD     92977V206      951     36,000   x                              x
                                                     317,558